Vanguard® Municipal Low Duration Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (103.9%)
Alabama (0.7%)
[1,2]	East Alabama Health Care Authority Revenue TOB VRDO	3.440%	12/2/24	24,710	24,710
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	9,390	9,390
Arizona (0.2%)
[1,2]	Maricopa County IDA Multi Family Health, Hospital, Nursing Home Revenue TOB VRDO	3.010%	12/6/24	8,225	8,225
California (11.3%)
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.950%	12/5/24	62,250	62,250
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	2.870%	12/5/24	8,000	8,000
[2]	California GO VRDO	1.950%	12/5/24	11,000	11,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	12/4/24	23,700	23,700
[1]	California Multi-Family Revenue TOB VRDO	3.350%	12/2/24	35,000	35,000
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/2/24	14,925	14,925
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/2/24	34,255	34,255
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	22,500	22,780
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.890%	12/5/24	16,500	16,500
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.890%	12/5/24	2,000	2,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.890%	12/5/24	45,000	45,000
[1,2,4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/2/24	11,470	11,470
	University of California College & University Revenue VRDO	2.600%	12/2/24	59,885	59,885
	University of California College & University Revenue VRDO	2.350%	12/5/24	45,900	45,900
	University of California College & University Revenue VRDO	2.450%	12/5/24	25,000	25,000
					417,665
Colorado (1.1%)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	12/5/24	30,000	30,000
	Colorado State Education Loan Program Intergovernmental Agreement Revenue	5.000%	6/30/25	10,000	10,120
					40,120
Connecticut (4.1%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	13,000	13,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	13,525	13,525
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/4/24	101,725	101,725
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/4/24	25,170	25,170
					153,420
District of Columbia (1.0%)
[2]	District of Columbia Miscellaneous Revenue VRDO	2.800%	12/5/24	21,860	21,860
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.170%	12/2/24	4,600	4,600
[1,5]	District of Columbia Water & Sewer Authority Water Revenue VRDO	2.880%	12/5/24	10,180	10,180
					36,640
Florida (5.7%)
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	12/2/24	32,055	32,055
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	12/2/24	49,510	49,510
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	3.280%	12/2/24	6,500	6,500
[1,2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	12/2/24	61,870	61,870
[1]	Manatee County FL Public Utilities Revenue Water Revenue TOB VRDO	2.950%	12/6/24	6,665	6,665
[2]	Miami-Dade County FL Recreational Revenue VRDO	2.860%	12/5/24	37,900	37,900
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.450%	12/2/24	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.450%	12/2/24	5,000	5,000
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	2.890%	12/5/24	5,000	5,000
					210,370
Georgia (1.9%)
[1]	Georgia GO TOB VRDO	2.880%	12/5/24	9,375	9,375
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.800%	12/4/24	13,570	13,570
	Private Colleges & Universities Authority College & University Revenue VRDO	3.100%	12/4/24	49,070	49,070
					72,015

Vanguard® Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	2.890%	12/5/24	8,550	8,550
Idaho (0.0%)
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/2/24	285	285
Illinois (0.6%)
[2]	Aurora IL College & University Revenue VRDO	2.860%	12/5/24	5,000	5,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/2/24	3,030	3,030
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.810%	12/4/24	14,590	14,590
					22,620
Indiana (1.0%)
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	12/2/24	9,800	9,800
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/4/24	17,440	17,440
[2]	Indiana Finance Authority Industrial Revenue VRDO	3.000%	12/4/24	8,340	8,340
					35,580
Iowa (0.5%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.700%	12/2/24	20,000	20,000
Louisiana (2.8%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.220%	12/2/24	34,630	34,630
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.220%	12/2/24	7,790	7,790
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.150%	12/2/24	52,980	52,980
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.150%	12/2/24	6,825	6,825
					102,225
Maryland (1.0%)
	Maryland GO	5.000%	3/15/25	2,500	2,514
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	12/2/24	20,435	20,435
[2,6]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	3.150%	12/2/24	12,610	12,610
	Montgomery County MD GO VRDO	3.150%	12/2/24	2,050	2,050
					37,609
Massachusetts (1.4%)
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/5/24	7,800	7,800
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/4/24	16,800	16,800
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.310%	12/2/24	25,500	25,500
					50,100
Michigan (4.8%)
[1]	Detroit Regional Convention Facility Authority Revenue TOB VRDO	2.910%	12/5/24	92,900	92,900
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.120%	12/2/24	21,975	21,975
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	11,205	11,205
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.870%	12/4/24	20,015	20,015
	University of Michigan College & University Revenue VRDO	3.100%	12/2/24	33,100	33,100
					179,195
Minnesota (0.3%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.450%	12/2/24	8,600	8,600
	Minnesota GO	5.000%	8/1/25	2,065	2,095
					10,695
Mississippi (3.3%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.200%	12/2/24	35,500	35,500
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.200%	12/2/24	73,575	73,575
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.220%	12/2/24	6,860	6,860
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.780%	12/4/24	5,400	5,400
					121,335
Missouri (1.9%)
[2]	Kansas City MO Special Obligation Revenue VRDO	2.980%	12/4/24	2,390	2,390
	Missouri Development Finance Board Miscellaneous Revenue VRDO	2.700%	12/2/24	56,845	56,845
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.700%	12/2/24	5,600	5,600
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/5/24	6,485	6,485
					71,320
Multiple States (4.5%)
[1,3]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	2.880%	12/5/24	8,250	8,250
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.930%	12/5/24	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.930%	12/5/24	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.920%	12/5/24	30,000	30,000

Vanguard® Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.950%	12/5/24	34,300	34,300
					168,050
Nebraska (0.5%)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	4,455	4,455
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	14,400	14,400
					18,855
Nevada (0.6%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	2.930%	12/5/24	10,000	10,000
[1]	Clark County NV GO TOB VRDO	2.950%	12/2/24	14,045	14,045
					24,045
New Hampshire (1.1%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue VRDO	3.150%	12/2/24	40,530	40,530
New Jersey (1.7%)
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.860%	12/5/24	11,800	11,800
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.860%	12/5/24	6,940	6,940
	New Jersey Rutgers State University College & University Revenue VRDO	3.270%	12/2/24	44,440	44,440
					63,180
New Mexico (0.1%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/5/24	1,950	1,950
New York (20.1%)
	Battery Park City Authority Miscellaneous Revenue VRDO	3.220%	12/2/24	6,800	6,800
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.150%	12/2/24	12,125	12,125
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.150%	12/2/24	2,175	2,175
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.150%	12/2/24	25,225	25,225
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.150%	12/2/24	23,910	23,910
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.200%	12/2/24	29,000	29,000
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	2.980%	12/5/24	8,450	8,450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	31,500	31,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	14,475	14,475
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	5,575	5,575
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	12/2/24	55,370	55,370
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.150%	12/2/24	500	500
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.150%	12/2/24	23,500	23,500
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	12/2/24	20,000	20,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/2/24	10,330	10,330
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/5/24	12,175	12,175
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/5/24	5,500	5,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.700%	12/2/24	10,000	10,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.150%	12/2/24	47,800	47,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	12/2/24	46,845	46,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/2/24	7,220	7,220
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.800%	12/5/24	2,595	2,595
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.200%	12/2/24	9,210	9,210
	New York City Trust for Cultural Resources Recreational Revenue VRDO	2.750%	12/5/24	7,245	7,245
	New York NY GO	5.000%	8/1/25	16,500	16,732
[1,2]	New York NY GO TOB VRDO	3.250%	12/2/24	20,500	20,500
	New York NY GO VRDO	3.150%	12/2/24	16,630	16,630
[2]	New York NY GO VRDO	3.200%	12/2/24	6,200	6,200
	New York NY GO VRDO	3.200%	12/2/24	8,000	8,000
	New York NY GO VRDO	3.200%	12/2/24	10,000	10,000
	New York NY GO VRDO	3.200%	12/2/24	30,000	30,000
[2]	New York NY GO VRDO	3.210%	12/2/24	3,575	3,575
[2]	New York NY GO VRDO	2.820%	12/5/24	7,310	7,310
[2]	New York NY GO VRDO	2.820%	12/5/24	5,145	5,145
	New York State Dormitory Authority College & University Revenue VRDO	2.700%	12/4/24	2,300	2,300
[2]	New York State Dormitory Authority College & University Revenue VRDO	2.810%	12/5/24	5,445	5,445
[2]	New York State Dormitory Authority College & University Revenue VRDO	2.810%	12/5/24	11,975	11,975
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.070%	12/4/24	20,700	20,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/2/24	8,590	8,590
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/4/24	21,930	21,930
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	11,340	11,340
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	12,700	12,700
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.910%	12/5/24	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.910%	12/5/24	16,700	16,700
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.910%	12/5/24	8,100	8,100
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.150%	12/2/24	7,000	7,000

Vanguard® Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.700%	12/2/24	11,900	11,900
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.700%	12/2/24	23,000	23,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.150%	12/2/24	4,675	4,675
					743,272
North Carolina (1.5%)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/4/24	6,520	6,520
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/4/24	50,700	50,700
					57,220
Ohio (6.0%)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.800%	12/5/24	4,150	4,150
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.450%	12/2/24	36,775	36,775
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/4/24	45,000	45,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.050%	12/5/24	9,000	9,000
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	12/2/24	28,130	28,130
[1,2,7]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	12/2/24	5,200	5,200
	Ohio GO	5.000%	3/1/25	1,350	1,357
	Ohio GO VRDO	2.850%	12/4/24	3,600	3,600
	Ohio Lease (Appropriation) Revenue (Parks And Recreation Improvement Fund Projects) VRDO	2.750%	12/4/24	10,265	10,265
	Ohio Lease (Appropriation) Revenue VRDO	2.800%	12/4/24	2,750	2,750
	Ohio State University College & University Revenue VRDO	2.750%	12/4/24	6,450	6,450
	Ohio State University College & University Revenue VRDO	2.950%	12/4/24	38,000	38,000
	Ohio State University College & University Revenue VRDO	2.950%	12/4/24	30,450	30,450
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.150%	12/2/24	2,000	2,000
					223,127
Oregon (0.7%)
	Oregon GO VRDO	2.700%	12/2/24	13,470	13,470
	Oregon GO VRDO	2.700%	12/2/24	3,045	3,045
	Oregon GO VRDO	2.700%	12/2/24	8,465	8,465
					24,980
Pennsylvania (4.1%)
	Butler County General Authority Miscellaneous Revenue VRDO	2.800%	12/5/24	5,630	5,630
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	5,055	5,129
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	2.800%	12/4/24	19,585	19,585
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.150%	12/2/24	46,125	46,125
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.920%	12/5/24	8,240	8,240
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.920%	12/5/24	3,340	3,340
	Northampton County General Purpose Authority College & University Revenue VRDO	2.860%	12/5/24	19,800	19,800
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	2.920%	12/5/24	700	700
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	4,900	4,900
[1,2]	Pennsylvania State Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.890%	12/5/24	28,000	28,000
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.860%	12/5/24	9,785	9,785
					151,234
Rhode Island (0.3%)
	Rhode Island Health & Educational Building Corp. College & University Revenue VRDO	2.800%	12/5/24	12,750	12,750
South Carolina (0.3%)
	Clover School District No. 2 BAN GO	5.000%	10/1/25	10,000	10,172
Tennessee (3.7%)
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	2.700%	12/2/24	69,000	69,000
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	12/2/24	40,640	40,640
	Tennessee County Public Building Authority of Blount Intergovernmental Agreement Revenue VRDO	2.800%	12/2/24	25,440	25,440
					135,080
Texas (10.6%)
	Board of Regents of the University of Texas System College & University Revenue VRDO	2.800%	12/5/24	14,880	14,880
	Fort Worth TX GO	5.000%	3/1/25	9,055	9,096
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.250%	12/2/24	65,340	65,340
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/2/24	2,200	2,200
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/4/24	7,700	7,700
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/4/24	20,000	20,000
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/2/24	14,900	14,900
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/2/24	42,450	42,450
[2]	Houston TX Combined Utility System Water Revenue VRDO	3.080%	12/5/24	15,000	15,000
[8]	Katy Independent School District GO	5.000%	2/15/25	13,000	13,048
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,039
[8]	Richardson Independent School District GO	5.000%	2/15/25	3,000	3,010

Vanguard® Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.900%	12/4/24	5,000	5,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.880%	12/5/24	5,000	5,000
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/5/24	8,000	8,000
	Texas A&M University College & University Revenue	5.000%	5/15/25	6,500	6,557
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	2.880%	12/5/24	19,100	19,100
	Texas GO VRDO	2.850%	12/4/24	16,485	16,485
	Texas GO VRDO	2.900%	12/4/24	19,920	19,920
	Texas GO VRDO	2.900%	12/4/24	6,000	6,000
	Texas GO VRDO	3.000%	12/4/24	22,020	22,020
[2]	Texas GO VRDO	3.000%	12/4/24	28,905	28,905
	Texas GO VRDO	3.140%	12/4/24	34,820	34,820
	Texas State University System College & University Revenue	5.000%	3/15/25	2,000	2,011
					391,481
Vermont (0.3%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.940%	12/4/24	9,435	9,435
Virginia (1.1%)
	Loudoun County VA GO	5.000%	12/1/24	10,735	10,735
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/4/24	6,000	6,000
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	2.700%	12/2/24	24,400	24,400
					41,135
Washington (1.3%)
	Pierce County School District No. 403 Bethel GO	5.000%	12/1/24	6,000	6,000
	Washington GO	5.000%	7/1/25	1,190	1,204
	Washington GO	5.000%	7/1/25	2,755	2,788
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.210%	12/4/24	295	295
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	15,000	15,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.890%	12/5/24	15,255	15,255
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.890%	12/5/24	6,440	6,440
					46,982
Wisconsin (1.1%)
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	12/2/24	19,965	19,965
	Wisconsin GO	5.000%	5/1/25	2,600	2,622
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	7,125	7,125
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	10,635	10,635
					40,347
Wyoming (0.2%)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.830%	12/5/24	8,500	8,500
Total Tax-Exempt Municipal Bonds (Cost $3,844,269)					3,844,394
Total Investments (103.9%) (Cost $3,844,269)					3,844,394
Other Assets and Liabilities—Net (-3.9%)					(144,862)
Net Assets (100%)					3,699,532
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $915,985,000, representing 24.8% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Vanguard® Municipal Low Duration Fund
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$418,425,000
Toronto-Dominion Bank NA	241,365,000
Federal Home Loan Mortgage Corp.	97,210,000
JPMorgan Chase Bank NA	89,870,000
PNC Bank NA	89,270,000
Sumitomo Mitsui Banking Corp.	86,690,000
Royal Bank of Canada	44,410,000
Barclays Bank plc	39,700,000
US Bank NA	35,185,000
Mizuho Capital Markets LLC	11,470,000
Other	35,505,000
Total	1,189,100,000
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.